Inventories (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories Details
Raw materials	$ 554,732	$ 720,113	$ 815,357
Work in process	87,144	0	25,641
Finished goods (including $362,500, $489,400 and $822,000 held by customers at March 31, 2013, December 31, 2012 and December 31, 2011 respectively)	2,029,506	1,910,273	1,881,785
Total inventories	$ 2,671,382	$ 2,630,386	$ 2,722,783